INCOME AND EXPENSES ITEMS - Summary of Employee Benefits Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Operating Income Expense [Line Items]
Total employee benefits expenses	$ 28,654	$ 27,717	$ 30,440
Included in cost of sales:
Disclosure Of Other Operating Income Expense [Line Items]
Wages and salaries	12,207	12,555	14,088
Labor and health insurance costs	79	79	77
Pension costs	833	886	828
Other employee benefits	750	734	843
Included in selling expenses:
Disclosure Of Other Operating Income Expense [Line Items]
Wages and salaries	4,221	3,881	4,191
Labor and health insurance costs	10	9	8
Pension costs	359	337	360
Other employee benefits	33	25	36
Included in general and administrative expenses:
Disclosure Of Other Operating Income Expense [Line Items]
Wages and salaries	8,116	7,950	8,435
Labor and health insurance costs	144	103	104
Pension costs	669	608	661
Other employee benefits	161	138	222
Director fees	323	412	587
Included in research and development expenses:
Disclosure Of Other Operating Income Expense [Line Items]
Wages and salaries	676	0	0
Labor and health insurance costs	16	0	0
Pension costs	42	0	0
Other employee benefits	$ 15	$ 0	$ 0